Investments in equity method investees (Tables)	12 Months Ended
Mar. 31, 2022
Investments in equity method investees
Schedule of investments in equity method investees

Amounts
(in millions of RMB)
Balance as of March 31, 2020	189,632
Additions	17,731
Share of results, other comprehensive income and other reserves (i)	14,014
Disposals	(1,386)
Distributions	(1,976)
Transfers (ii)	(9,122)
Impairment loss (iii)	(7,256)
Foreign currency translation adjustments	(1,448)
Balance as of March 31, 2021	200,189
Additions	8,964
Share of results, other comprehensive income and other reserves (i)	18,822
Disposals	(1,237)
Distributions (iv)	(5,329)
Transfers	5,159
Impairment loss (iii)	(6,201)
Foreign currency translation adjustments	(725)
Balance as of March 31, 2022	219,642

(i)	Share of results, other comprehensive income and other reserves include the share of results of the equity method investees, the gain or loss arising from the deemed disposal of the equity method investees and the amortization of basis differences. The amount excludes the expenses relating to the share-based awards underlying the equity of the Company and Ant Group granted to employees of certain equity method investees.
(ii)	During the year ended March 31, 2021, transfers were primarily related to the consolidation of Sun Art (Note 4(a)) and additional investments in YTO Express (Note 4(h)) and STO Express (Note 4(e)).
(iii)	Impairment loss recorded represents other-than-temporary decline in fair value below the carrying value of the investments in equity method investees. The valuation inputs for the fair value measurement with respect to the impairments include the stock price for equity method investees that are listed, as well as certain unobservable inputs that are not subject to meaningful aggregation.
(iv)	Includes dividend declared by Ant Group amounting to RMB3,945 million (Note 13).

Schedule of summarized financial information for all of the Company's equity method investments

	Year ended March 31,
	2020	2021	2022

	(in millions of RMB)
Operating data:
Revenue	553,387	657,065	541,712
Cost of revenue	(443,198)	(474,123)	(371,076)
Income from operations	5,274	55,896	38,006
Net income	30,578	95,224	113,970

	As of March 31,
	2021	2022

	(in millions of RMB)
Balance sheet data:
Current assets	668,838	624,045
Non-current assets	586,434	870,394
Current liabilities	464,257	426,170
Non-current liabilities	129,985	118,575
Noncontrolling interests and mezzanine equity	22,997	16,059